NEW ACCOUNTING STANDARDS AND INTERPRETATIONS	12 Months Ended
Dec. 31, 2023
NEW ACCOUNTING STANDARDS AND INTERPRETATIONS
NEW ACCOUNTING STANDARDS AND INTERPRETATIONS

NOTE 5 – NEW ACCOUNTING STANDARDS AND INTERPRETATIONS

The following standards, amendments and improvements to the approved accounting standards would be effective from the dates mentioned below against the respective standard or interpretation:

Standard or Interpretation		IASB Effective Date (Annual periods beginning on or after)
IFRS 03	Reference to Conceptual Framework (Amendments)	01 January 2022
IFRS 09	Financial Instruments – Fees in the ‘10 percent’ test for derecognition of financial liabilities	01 January 2022
IFRS 10/IAS 28	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture (Amendment)	Not Yet Finalized
IAS 01	Classification of Liabilities as Current or Non-current liabilities (Amendments)	01 January 2022*
IAS 16	Proceeds before Intended Use (Amendments)	01 January 2022
IAS 37	Onerous Contracts – Costs of Fulfilling a Contract (Amendments)	01 January 2022

*The IASB has issued an exposure draft proposing to defer the effective date of the Amendments to IAS-1 to 01 January 2023.

The above standards and amendments are not expected to have any material impact on the Company’s unconsolidated financial statements in the period of initial application.